Financial Assets and Liabilities - Additional Information (Detail)					12 Months Ended
	Feb. 27, 2025 PHP (₱)	Feb. 27, 2025 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2024 PHP (₱) USD ($)	Dec. 31, 2023 PHP (₱) USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 PHP (₱)	Dec. 31, 2021 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement					₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties					0	0
Transfers out of Level 3 of fair value hierarchy, investment properties					0	0
Financial liabilities fair value transfer into Level 3					0	0
Financial liabilities fair value transfer out of Level 3					0	0
Cash and cash equivalents					10,011,000,000	16,177,000,000	₱ 25,211,000,000				₱ 23,907,000,000
Short-term investments					136,000,000	391,000,000
Remaining commitment					4,200,000,000					₱ 33,000,000,000
Commercial commitments during period						11,700,000,000
Commitments related to non-major capital expenditure vendors					11,200,000,000
Pledges as collateral					₱ 0	0
Exchange rate					1
Net foreign exchange gains						1,149,000,000
Net foreign exchange loss					₱ 36,000,000		4,687,000,000
Percentage of increase or decrease in value of currency					2.86%
Net foreign exchange gain /loss on equity instrument						193,000,000
Increase in consolidated variable rate debt					₱ 166,675,000,000	135,630,000,000
Foreign exchange gains (losses) - net					(36,000,000)	₱ 1,153,000,000	₱ (4,685,000,000)
Decrease in dividend payout			60.00%
Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Increase decrease in profit after tax					₱ 2,402,000,000
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates					59.00%	53.00%		59.00%	53.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate					1	1
Increase in consolidated foreign currency-denominated financial liabilities					₱ 61,000,000
Percentage of consolidated debts					14.00%	15.00%
Decrease in consolidated foreign currency-denominated debt					₱ 39,015,000,000	₱ 39,479,000,000
Percentage of consolidated debts unhedged					6.00%	5.00%		6.00%	5.00%
Percentage of consolidated debts unhedged net of cash allocated for debt					5.00%	5.00%		5.00%	5.00%
Percentage of consolidated revenues denominated in U.S. dollars					15.00%	13.00%	12.00%	15.00%	13.00%
Percentage of consolidated expenses denominated in U.S. dollars					14.00%	12.00%	8.00%	14.00%	12.00%
Decrease in value of currency					4.38%			4.38%
Borrowings, interest rate basis					30
Percentage of exchange rate weaken/strengthen					50.00%
Foreign currency exchange risk [Member] | Exchange Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	57.88	1
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					30
Increase decrease in profit after tax due to interest rate effect					₱ 5,000,000
Change in stockholders' equity due to interest rate effect					₱ 30,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis					50
Increase decrease in profit after tax due to interest rate effect					₱ 47,000,000
Change in stockholders' equity due to interest rate effect					25,000,000
Derivatives [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $								$ 381,000,000	$ 485,000,000
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding commercial commitments in the form of letters of credit					0	₱ 0
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations					₱ 133,811,000,000	₱ 151,062,000,000